Share-based Compensation - Summary of the Non-vested Shares Activities (Details) - Non-vested shares - $ / shares	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of shares
Outstanding at the beginning of the period (in shares)		603,088	1,102,136	1,795,498
Granted (in shares)		77,500
Vested (in shares)		(419,752)	(484,678)	(693,362)
Forfeited (in shares)		(61,500)	(14,370)
Cancelled (in shares)	(557,470)
Outstanding at the end of the period (in shares)		199,336	603,088	1,102,136
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)		$ 0.955	$ 0.933	$ 0.951
Granted (in dollars per share)		1.545
Vested (in dollars per share)		1.112	1.043	0.885
Forfeited (in dollars per share)		1.545	0.907
Outstanding at the end of the period (in dollars per share)		$ 0.671	$ 0.955	$ 0.933